Stockholders' and Members' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Changes in Outstanding Stock
The following table reflects the changes in our outstanding stock:

	Successor
	Class A	Class B-1	Class B-2	Class V	Class Z
Balance at July 1, 2021	438,968,920	4,990,453	4,990,453	77,459,687	5,595,577
Warrant redemption	15,315,429	—	—	—	—
Issuance for compensation to non-employees (1)	26,398	—	—	—	—
Shares granted upon vesting	1,972,134	—	—	—	—

Balance at December 31, 2021	456,282,881	4,990,453	4,990,453	77,459,687	5,595,577

(1)	Issued to certain members of the Board of Directors in lieu of cash retainer.

Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component
Changes in accumulated other comprehensive income (loss), net of noncontrolling interests and tax, are as follows (in millions):

	Predecessor
	Foreign Currency Translation Adjustments	Interest Rate Swaps (1)	Total
Balance at December 31, 2018	$(9)	$12	$3

Other comprehensive (loss) income before reclassifications, net of tax	6	(30)	(24)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	(4)	(4)

Net current period other comprehensive (loss) income	6	(34)	(28)

Balance at December 31, 2019	$(3)	$(22)	$(25)

Other comprehensive (loss) income before reclassifications, net of tax	8	(47)	(39)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	22	22

Net current period other comprehensive (loss) income	8	(25)	(17)

Balance at December 31, 2020	$5	$(47)	$(42)

Other comprehensive (loss) income before reclassifications, net of tax	8	9	17
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	14	14

Net current period other comprehensive (loss) income	8	23	31

Balance at June 30, 2021	$13	$(24)	$(11)

	Successor
	Foreign Currency Translation Adjustments	Interest Rate Swaps (1)	Total
Balance at July 1, 2021	$—	$—	$—

Other comprehensive income (loss) before reclassifications	—	(9)	(9)
Tax benefit	—	2	2

Other comprehensive income (loss) before reclassifications, net of tax	—	(7)	(7)

Amounts reclassified from accumulated other comprehensive loss	—	(1)	(1)
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive loss, net of tax	—	(1)	(1)

Net current period other comprehensive income, net of tax	—	(8)	(8)

Balance at December 31, 2021	$—	$(8)	$(8)

(1)	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.